Leases - Carrying amounts of lease liabilities and the movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Amount beginning of the year	€ 145,554	€ 131,870
Foreign currency translation	6,691	(4,126)
Additions	14,292	67,842
Disposals	58	32,983
Accretion of interest	3,728	3,125	€ 2,641
Payments	19,770	20,174
Amount end of the year	€ 150,437	€ 145,554	€ 131,870